Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets

The following table presents the right-of-use assets, which are related to our Iceland and U.S. facilities:

in CHF thousands	Right-of-use assets
	2023	2022
Balance as of January 1,	758	855
Indexation for the period	47	70
New lease	118	-
FX revaluation	(6)	-
Depreciation charge for the period	(162)	(167)
Balance as of December 31,	755	758

Schedule of Lease Obligations

The following table presents the lease obligations:

in CHF thousands	Lease liabilities
	2023	2022
Balance as of January 1,	(633)	(770)
New lease	(118)	-
FX revaluation	35	48
Indexation for the period	(47)	(70)
Interest expense for the period	(42)	(45)
Lease payments for the period	200	204
Balance as of December 31,	(605)	(633)

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Current	(174)	(142)
Non-current	(431)	(491)
Total	(605)	(633)